Changes in Capital (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Changes in capital [Roll Forward]
Beginning balance			$ 3,803,268,000
Beginning balance			3,759,766,000	3,975,462,000	3,975,462,000
Beginning balance			43,502,000
Comprehensive income [Abstract]
Net income	101,361,000	(48,249,000)	341,482,000	119,202,000	188,601,000	(211,567,000)	427,099,000
Other comprehensive income, net of tax [Abstract]
Foreign currency translation adjustment	9,057,000	6,197,000	(9,620,000)	4,982,000
Cash distributions to General Partner and unitholders			(338,112,000)	(206,694,000)	(321,434,000)	(476,466,000)	(495,096,000)
Purchase of AllianceBernstein Units	(16,300,000)		(43,300,000)		(238,000,000)	(220,800,000)
Ending balance	3,868,803,000		3,868,803,000		3,759,766,000	3,975,462,000
Ending balance	45,294,000		45,294,000		43,502,000
Ending balance	3,914,097,000		3,914,097,000		3,803,268,000
Balance due from Holding								9,200,000
Partners Capital Attributable to AllianceBernstein Unitholders [Member]
Changes in capital [Roll Forward]
Beginning balance			3,759,766,000	3,975,462,000	3,975,462,000
Comprehensive income [Abstract]
Net income			335,178,000	117,217,000
Other comprehensive income, net of tax [Abstract]
Unrealized gains on investments			88,000	553,000
Foreign currency translation adjustment			(9,463,000)	4,973,000
Changes in employee benefit related items			235,000	48,000
Comprehensive income			326,038,000	122,791,000
Cash distributions to General Partner and unitholders			(338,112,000)	(206,694,000)
Receivables from affiliates			(4,517,000)
Capital contributions				2,522,000
Purchase of AllianceBernstein Units				(3,049,000)
Compensation-related transactions			126,090,000	13,410,000
Other			(462,000)
Ending balance	3,868,803,000	3,904,442,000	3,868,803,000	3,904,442,000
Non-Controlling Interests in Consolidated Entities [Member]
Changes in capital [Roll Forward]
Beginning balance			43,502,000	54,025,000	54,025,000
Comprehensive income [Abstract]
Net income			6,304,000	1,985,000
Other comprehensive income, net of tax [Abstract]
Unrealized gains on investments			0	0
Foreign currency translation adjustment			(157,000)	9,000
Changes in employee benefit related items			0	0
Comprehensive income			6,147,000	1,994,000
Cash distributions to General Partner and unitholders			0	0
Receivables from affiliates			0
Capital distributions				(9,833,000)
Purchase of AllianceBernstein Units				0
Compensation-related transactions			0	0
Other			(4,355,000)
Ending balance	45,294,000	46,186,000	45,294,000	46,186,000
Total Capital [Member]
Changes in capital [Roll Forward]
Beginning balance			3,803,268,000	4,029,487,000	4,029,487,000
Comprehensive income [Abstract]
Net income			341,482,000	119,202,000
Other comprehensive income, net of tax [Abstract]
Unrealized gains on investments			88,000	553,000
Foreign currency translation adjustment			(9,620,000)	4,982,000
Changes in employee benefit related items			235,000	48,000
Comprehensive income			332,185,000	124,785,000
Cash distributions to General Partner and unitholders			(338,112,000)	(206,694,000)
Receivables from affiliates			(4,517,000)
Capital distributions				(7,311,000)
Purchase of AllianceBernstein Units				(3,049,000)
Compensation-related transactions			126,090,000	13,410,000
Other			(4,817,000)
Ending balance	$ 3,914,097,000	$ 3,950,628,000	$ 3,914,097,000	$ 3,950,628,000